Risks And Concentrations	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Risks And Concentrations
21.	RISKS AND CONCENTRATIONS
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term time deposits and wealth management products, which are placed with financial institutions with high-credit ratings and quality.
Foreign currency risk
RMB is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The RMB-denominated cash and cash equivalents, restricted cash, short-term investments and long-term time deposits and wealth management products of the Group included an aggregated amount of RMB5,298,304 and RMB6,648,474 as of December 31, 2022 and 2023, respectively.